Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT Small Cap Index Fund
Supplement dated January 9, 2026
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund
Each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund (each a “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, each Fund will continue to track its respective index even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
NVIT Bond Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment grade, debt securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Some of these securities may be purchased with delayed delivery. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other debt securities that are included in or correlated with the Aggregate Bond Index. The Fund does not necessarily Invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
The Fund intends to be diversified in approximately the same proportion as the Aggregate Bond Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index.
2.	The information under the heading “Principal Risks” on page 3 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the Aggregate Bond Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the Aggregate Bond Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
NVIT International Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the MSCI EAFE® Index before the deduction of Fund expenses. The MSCI EAFE® Index includes equity securities of large- and mid‑cap companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of securities of companies included in the MSCI EAFE® Index. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE® Index. The Fund may not, however, invest in all the companies within a country represented in the MSCI EAFE® Index, or in the same weightings as in the MSCI EAFE® Index.
The Fund intends to be diversified in approximately the same proportion as the MSCI EAFE® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the MSCI EAFE® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE® Index.
2.	The information under the heading “Principal Risks” on page 7 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the MSCI EAFE® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the MSCI EAFE® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
NVIT Mid Cap Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P MidCap 400® Index before the deduction of Fund expenses. The S&P MidCap 400® Index includes equity securities of approximately 400 mid‑cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies included in the S&P MidCap 400® Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400® Index or in the same weightings.
The Fund intends to be diversified in approximately the same proportion as the S&P MidCap 400® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index.
2.	The information under the heading “Principal Risks” on page 9 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the S&P MidCap 400® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the S&P MidCap 400® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
NVIT Small Cap Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 15 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of equity securities of approximately 2,000 small‑cap U.S. companies in a wide range of businesses. To the extent that the Russell 2000 Index emphasizes certain sectors, the Fund will likely similarly emphasize any such sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of securities of companies included in the Russell 2000 Index. The Fund does not necessarily invest in all of the securities included in the Russell 2000® Index or in the same weightings. The Fund may invest in initial public offering (“IPOs”), which often are subject to greater and more unpredictable price changes than more-established stocks.
The Fund intends to be diversified in approximately the same proportion as the Russell 2000 Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index.
2.	The information under the heading “Principal Risks” on page 16 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the Russell 2000 Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the Russell 2000 Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

NVIT Mid Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Mid Cap Index Fund
Supplement dated January 9, 2026
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund
Each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund (each a “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, each Fund will continue to track its respective index even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
NVIT Mid Cap Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P MidCap 400® Index before the deduction of Fund expenses. The S&P MidCap 400® Index includes equity securities of approximately 400 mid‑cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies included in the S&P MidCap 400® Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400® Index or in the same weightings.
The Fund intends to be diversified in approximately the same proportion as the S&P MidCap 400® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index.
2.	The information under the heading “Principal Risks” on page 9 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the S&P MidCap 400® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the S&P MidCap 400® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

NVIT Bond Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Bond Index Fund
Supplement dated January 9, 2026
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund
Each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund (each a “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, each Fund will continue to track its respective index even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
NVIT Bond Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment grade, debt securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Some of these securities may be purchased with delayed delivery. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other debt securities that are included in or correlated with the Aggregate Bond Index. The Fund does not necessarily Invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
The Fund intends to be diversified in approximately the same proportion as the Aggregate Bond Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index.
2.	The information under the heading “Principal Risks” on page 3 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the Aggregate Bond Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the Aggregate Bond Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

NVIT International Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT International Index Fund
Supplement dated January 9, 2026
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund
Each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund (each a “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, each Fund will continue to track its respective index even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
NVIT International Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the MSCI EAFE® Index before the deduction of Fund expenses. The MSCI EAFE® Index includes equity securities of large- and mid‑cap companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of securities of companies included in the MSCI EAFE® Index. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE® Index. The Fund may not, however, invest in all the companies within a country represented in the MSCI EAFE® Index, or in the same weightings as in the MSCI EAFE® Index.
The Fund intends to be diversified in approximately the same proportion as the MSCI EAFE® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the MSCI EAFE® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE® Index.
2.	The information under the heading “Principal Risks” on page 7 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the MSCI EAFE® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the MSCI EAFE® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

NVIT Small Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Small Cap Index Fund
Supplement dated January 9, 2026
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund
Each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund (each a “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, each Fund will continue to track its respective index even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
NVIT Small Cap Index Fund
Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” on page 15 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of equity securities of approximately 2,000 small‑cap U.S. companies in a wide range of businesses. To the extent that the Russell 2000 Index emphasizes certain sectors, the Fund will likely similarly emphasize any such sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of securities of companies included in the Russell 2000 Index. The Fund does not necessarily invest in all of the securities included in the Russell 2000® Index or in the same weightings. The Fund may invest in initial public offering (“IPOs”), which often are subject to greater and more unpredictable price changes than more-established stocks.
The Fund intends to be diversified in approximately the same proportion as the Russell 2000 Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index.
2.	The information under the heading “Principal Risks” on page 16 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the Russell 2000 Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the Russell 2000 Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.